Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry-forward	$ 1,830	$ 2,015
Adjustments	(163)	(578)
Valuation allowance	(1,667)	(1,437)
Net deferred tax asset